Deposits, prepayments and other assets - Summary Of Deposits, Prepayments And Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current
Deposits	$ 176	$ 119
Prepayments	2
Non-current deposits, prepayments and other assets	178	119
Current
Prepayments	87	85
Tax recoverable	34	26
Deposits	57	49
Others	11	81
Deposits, prepayments and other assets	$ 189	$ 241